INCOME TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES

13.	INCOME TAXES
The major components of the income tax expense (recovery) are:

Years ended December 31,	2024	2023
Current income tax:
Current taxes	$10,149	$8,450
Current taxes referring to previous periods	(1,680)	(1,854)
Withholding taxes and other	227	110
	$8,696	$6,706
Deferred income tax:
Origination and reversal of temporary differences	$25,131	$(25,660)
Impact of changes in tax rates	(771)	—
Benefits arising from a previously unrecognized tax loss that reduced current tax expense	(54)	—
Withholding taxes on profits of subsidiaries	6	86
Deferred tax arising from the write-down, or reversal of a previous write-down, of a deferred tax asset	(527)	8,877
Other	(1,607)	502
	$22,178	$(16,195)
Income tax expense (recovery)	$30,874	$(9,489)
The effective income tax rate reported in the consolidated combined statements of net income varies from the Canadian statutory rate for the following reasons:

Years ended December 31,	2024	2023
Income before income taxes	$392,756	$129,007
Expected income taxes at the Canadian statutory tax rate of 26.5% (2023 - 26.5%)	$104,080	$34,187
Income distributed and taxable to unitholders	(64,115)	(51,921)
Net foreign rate differentials	(5,785)	(811)
Net change in provisions for uncertain tax positions	(1,244)	(548)
Net permanent differences	889	507
Net effect of change in tax rates	(771)	—
Net change in recognition of deferred tax assets	(581)	8,877
Withholding taxes and other	(1,599)	220
Income tax expense (recovery)	$30,874	$(9,489)
Deferred tax assets and liabilities consist of temporary differences related to the following:

As at December 31,	2024	2023
Deferred tax assets:
Loss carryforwards	$677	$602
Other	(9)	37
Deferred tax assets	$668	$639
Deferred tax liabilities:
Investment properties	$597,258	$540,304
Withholding tax on undistributed subsidiary profits	94	86
Other	(5,456)	(4,839)
Deferred tax liabilities	$591,896	$535,551
Changes in the net deferred tax liabilities consist of the following:

Years ended December 31,	2024	2023
Balance, beginning of year	$534,912	$556,762
Deferred tax expense (recovery) recognized in net income	22,178	(16,195)
Foreign currency translation of deferred tax balances	34,138	(5,655)
Net deferred tax liabilities, end of year	$591,228	$534,912
Net cash payments of income taxes amounted to a payment of $8.3 million for the year ended December 31, 2024 (2023 — $8.3 million) which included less than $0.2 million of withholding taxes paid (2023 — less than $0.1 million).The Trust conducts operations in a number of countries with varying statutory rates of taxation. Judgment is required in the estimation of income tax expense and deferred income tax assets and liabilities in each of the Trust’s operating jurisdictions. This process involves estimating actual current tax exposure, assessing temporary differences that result from the different treatments of items for tax and accounting purposes, assessing whether it is more likely than not that deferred income tax assets will be realized and, based on all the available evidence, determining if a provision is required on all or a portion of such deferred income tax assets. The Trust reports a liability for uncertain tax positions (‘‘unrecognized tax benefits’’) taken or expected to be taken in a tax return. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.
As at December 31, 2024, the Trust had $8.9 million (2023 — $9.8 million) of unrecognized income tax benefits, (including $0.3 million (2023 — $0.1 million) related to accrued interest and penalties), all of which could ultimately reduce the Trust’s effective tax rate should these tax benefits become recognized. The Trust believes that it has adequately provided for reasonably foreseeable outcomes related to tax examinations and that any resolution will not have a material effect on the consolidated combined financial position, results of operations, or cash flows. However, the Trust cannot predict with any level of certainty the exact nature of any future possible outcome.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

As at December 31,	2024	2023
Unrecognized tax benefits balance, beginning of year	$9,795	$10,279
Decreases for tax positions of prior years	(1,613)	(1,815)
Increases for tax positions of current year	494	1,244
Foreign currency impact	208	87
Unrecognized tax benefits balance, end of year	$8,884	$9,795

It is reasonably possible that the gross unrecognized tax benefits, as of December 31, 2024, could decrease in the next 12 months. The quantum of the decrease could range between a nominal amount and $1.7 million (2023 — a nominal amount and $2.2 million) and relates primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing authorities and the outcome of current tax examinations. For the year ended December 31, 2024, a nominal amount of interest and penalties was recorded (2023 — a nominal amount) as part of the provision for income taxes in the consolidated combined statements of net income.

As at December 31, 2024, the following tax years remained subject to examination:

Major Jurisdictions
Canada	2020 through 2024
United States	2020 through 2024
Austria	2019 through 2024
Germany	2016 through 2024
Netherlands	2019 through 2024

As at December 31, 2024, the Trust has approximately $178.5 million (2023 — $330.7 million) of losses and other deductible temporary differences in various tax jurisdictions that the Trust believes are not probable to be realized. As a result, no deferred tax asset has been recognized for these losses and other deductible temporary differences as of December 31, 2024. Included in this number are Canadian capital loss carryforwards that do not expire of nil (2023 — $140.9 million).
The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2024 is approximately $64.1 million (2023 — approximately $253.9 million).